Expense Example {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-12 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Leveraged Company Stock Fund-Class A
Expense Example:
1 year	$ 675
3 years	887
5 years	1,116
10 years	1,773
Fidelity Advisor Leveraged Company Stock Fund-Class M
Expense Example:
1 year	477
3 years	745
5 years	1,033
10 years	1,852
Fidelity Advisor Leveraged Company Stock Fund-Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	1,924
Fidelity Advisor Leveraged Company Stock Fund-Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822